Shareholders' equity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended							12 Months Ended
	Nov. 25, 2020 $ / shares shares	Nov. 30, 2025 CNY (¥)	Nov. 30, 2025 USD ($) $ / shares	Aug. 31, 2025 CNY (¥)	Aug. 31, 2025 USD ($) $ / shares	Nov. 30, 2024 CNY (¥)	Nov. 30, 2023 CNY (¥)	Jan. 31, 2021 USD ($) shares	Dec. 31, 2025 CNY (¥) Vote shares	Dec. 31, 2025 USD ($) Vote shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares	Nov. 30, 2024 $ / shares	Nov. 30, 2023 $ / shares	Dec. 08, 2021 USD ($)	Jan. 11, 2021 $ / shares	Sep. 25, 2020 $ / shares shares	Jan. 02, 2018 $ / shares shares
Shareholders' equity
Ordinary shares, shares issued	143,681,557								1,570,790,570				1,570,790,570		1,570,790,570					2	1
Ordinary share, par value | $ / shares	$ 0.0001												$ 0.00001	$ 0.00001					$ 0.00001	$ 0.0001	$ 0.0001
Ordinary share par or stated value before shares split | $ / shares													$ 0.0001
Conversion ratio of Class B ordinary shares to Class A ordinary share									1	1
Number of shares issued	143,681,555
Proceeds from issuance of ordinary share upon IPO, net of issuance costs | $								$ 1,553,000
Authorized amount per share repurchase program | $																		$ 500,000
Share repurchase (in shares)									169,600,000	169,600,000
Share repurchase | ¥									¥ 183,930		¥ 589,357	¥ 996,628
Amount of capped call options purchased | $										$ 219,200
Minimum percentage of general reserve fund									10.00%	10.00%
Maximum percentage of general reserve fund									50.00%	50.00%
Net assets restricted									¥ 74,121				$ 10,599		¥ 73,621
Proceeds from sale of treasury stock									957,300	$ 134,800
Treasury stock reissued									493,200	$ 69,400
Dividend | ¥									¥ 1,023,800		¥ 98,139	¥ 93,265
Ordinary shares
Shareholders' equity
Dividends Payable | $ / shares			$ 0.1		$ 0.01											$ 0.01	$ 0.01
Class A ordinary shares
Shareholders' equity
Ordinary shares, shares issued									1,262,075,580				1,262,075,580
Number of votes entitled for each share | Vote									1	1
Class A ordinary shares | IPO
Shareholders' equity
Number of shares issued								133,975,000
Class B ordinary shares
Shareholders' equity
Ordinary shares, shares issued									308,714,990				308,714,990
Number of votes entitled for each share | Vote									10	10
Converted ordinary shares issued									0				0		0
ADS
Shareholders' equity
Share repurchase (in shares)									169,600,000	169,600,000
Share repurchase | $										$ 329,900
Dividends Payable | $ / shares			$ 0.1		$ 0.01											$ 0.01	$ 0.01
Dividend		¥ 928,400	$ 131,150	¥ 93,359	$ 13,144	¥ 98,139	¥ 93,265
ADS | IPO
Shareholders' equity
Number of shares issued								133,975,000